NONCONTROLLING INTERESTS - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Jun. 30, 2024
Noncontrolling Interest [Line Items]
Reduction in total equity attributable			$ 739
Noncontrolling shareholder exchange					$ 23,031
Redemption of noncontrolling interests			20,000
Nonredeemable Noncontrolling Interests
Noncontrolling Interest [Line Items]
Noncontrolling shareholder exchange	$ 10,327	$ 4,748	38,086	$ 26,705	$ 23,031
Majority-Owned Subsidiary
Noncontrolling Interest [Line Items]
Payments to acquire additional interest in subsidiaries			$ 108,800
Noncontrolling ownership interest			45.23%	20.00%
Reclassification of accumulated other comprehensive gain related to foreign currency translation			$ 700
Majority-Owned Subsidiary | Europe | Majority-Owned Subsidiary
Noncontrolling Interest [Line Items]
Ownership interest			100.00%
Majority-Owned Subsidiary | Spain
Noncontrolling Interest [Line Items]
Number of majority-owned subsidiaries | subsidiary				1
Majority-Owned Subsidiary | Nonredeemable Noncontrolling Interests
Noncontrolling Interest [Line Items]
Reduction in total equity attributable			$ 37,700
Majority-Owned Subsidiary | Total Global Payments Shareholders’ Equity
Noncontrolling Interest [Line Items]
Reduction in total equity attributable			$ 71,100
Comercia
Noncontrolling Interest [Line Items]
Noncontrolling shareholder exchange				$ 26,200
Germany Joint Venture | Corporate Joint Venture
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	51.00%					51.00%
NBG Pay
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	51.00%		51.00%
Pagos y Servicios S.A.
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	50.10%		50.10%
Centrum Elektronicznych Uslug Platniczych eService Sp. z o.o.
Noncontrolling Interest [Line Items]
Ownership interest (as a percent)	66.00%		66.00%